UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:   May 31,

Date of reporting period:   May 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT

MAY 31, 2006

Smith Barney

Institutional Cash

Management Fund Inc.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Smith Barney Institutional Cash Management Fund Inc.

Annual Report  •  May 31, 2006

What’s

Inside

Fund Objectives

Cash Portfolio and Government Portfolio each seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Municipal Portfolio seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was generally strong during the one-year reporting period. After expanding 3.3% in the second quarter of 2005, third quarter gross domestic product (“GDP”)i advanced 4.1%. GDP growth then slipped to 1.7% in the fourth quarter. This marked the first quarter in which GDP growth did not surpass 3.0% in nearly three years. However, as expected, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment was 4.6% in May, its lowest rate since July 2001.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates eight times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 16 consecutive times, bringing the federal funds rateiii from 1.00% to 5.00%. Coinciding with its latest rate hike in May 2006, the Fed said that the “extent and timing” of further increases would depend on future economic data. After the end of the Portfolios’ reporting period, at its June meeting, the Fed once again raised the federal funds rate by 0.25% to 5.25%.

Both short- and long-term yields rose over the reporting period. During the 12 months ended May 31, 2006, two-year Treasury yields increased from 3.60% to 5.04%. Over the same period, 10-year Treasury yields moved from 4.00% to 5.12%. Short-term rates rose in concert with the Fed’s repeated tightening, while long-term rates rose on fears of mounting inflationary pressures. Given the increase in

Smith Barney Institutional Cash Management Fund Inc.         I

short-term rates, the yields available from money market instruments rose over the one-year reporting period.

Please read on for a more detailed look at prevailing economic and market conditions during the Portfolios’ fiscal year and to learn how those conditions affected performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolios’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolios have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Portfolios and their Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 14, 2006

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

II         Smith Barney Institutional Cash Management Fund Inc.

Manager Overview

MARTIN R. HANLEY Vice President and Investment Officer	JOSEPH P. DEANE Vice President and Investment Officer	JULIE P. CALLAHAN, CFA Vice President and Investment Officer

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Portfolio actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Portfolios’ Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Portfolios’ Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Portfolios’ investment manager effective August 1, 2006. The Portfolios’ Board has also approved the appointment of Western Asset Management Company (“Western Asset”) as the Portfolios’ subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Portfolios remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Q. What were the overall market conditions during the Portfolios’ reporting period?

A. Interest rates moved broadly higher across the yield curve during the 12-month reporting period, driven by continued Federal Reserve Board (“Fed”)i rate hikes, a stronger-than-expected economy and rising inflation concerns. The Fed raised its target federal funds rateii by 25 basis pointsiii eight times over the reporting period, including each of its three meetings in 2006. This exceeded the market’s expectation late last year that only one or two more tightenings were likely to occur. Alan Greenspan was replaced by Ben Bernanke as the Fed’s new Chairman, but Mr. Bernanke gave no indication of any significant shift in Fed policy. After the end of the Portfolios’ reporting period, at its June meeting, the Fed once again raised the federal funds rate by 0.25% to 5.25%.

The economy bounced back strongly from its weak showing in the fourth quarter of 2005, with gross domestic product (“GDP”)iv rising 5.6% in the first quarter of 2006, while headline inflation registered 3-4% and core inflation drifted slightly higher. Inflation concerns were fueled by strong gains in gold, industrial commodity and energy prices, and a sharp decline in the dollar against most major currencies. The housing market exhibited signs of a spreading slowdown which, in turn, gave rise to a widely held perception that

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         1

the economy was likely to slow enough to reduce inflation pressures and allow the Fed to soon end its tightening cycle.

Performance Review

As of May 31, 2006, the seven-day current and effective yields for Class A shares of the Cash Portfolio were 4.78% and 4.90%, respectively, the seven-day current and effective yields for Class A shares of the Government Portfolio were 4.76% and 4.87%, respectively, and the seven-day current and effective yields for the Municipal Portfolio were 3.23% and 3.28%, respectively.1

For the 12 months ended May 31, 2006, Class A shares of the Cash Portfolio, Government Portfolio and Municipal Portfolio returned 3.96%, 3.85% and 2.69%, respectively.

All performance figures reflect a voluntary waiver of management fees, without which performance would have been lower. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and effective yields for Class A shares of the Cash Portfolio would have been 4.78% and 4.89%, respectively, the seven-day current and effective yields for Class A shares of the Government Portfolio would have been 4.67% and 4.77%, respectively, and the seven-day current and effective yield for Class A shares of the Municipal Portfolio would have been 3.21% and 3.26%, respectively.

Certain investors in the Municipal Portfolio may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Smith Barney Institutional Cash Management Fund Inc. Yields as of May 31, 2006 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Cash Portfolio	4.78%	4.90%

Government Portfolio	4.76%	4.87%

Municipal Portfolio	3.23%	3.28%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Investment returns and yields will fluctuate. Performance figures reflect reimbursements and/or fee waivers without which the performance would have been lower. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current and effective yields for Cash Portfolio would have been 4.78% and 4.89%, respectively, the seven-day current and effective yields for Government Portfolio would have been 4.67% and 4.77%, respectively, and the seven-day current and effective yields for Municipal Portfolio would have been 3.21% and 3.26%, respectively.
[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Please note that past performance is no guarantee of future results and yields will vary. In addition, an investment in the Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

Q. What were the most significant factors affecting Portfolio performance?

What were the leading contributors to performance?

A. Over the reporting period, the Fed raised the federal funds rate eight times so that it stood at 5.00% at the end of May 2006. Over the same time frame, we added slightly to the Cash Portfolio’s floating rate positions as their interest rates reset periodically. We also increased the Government Portfolio’s floating rate positions. We believe floating rate securities offered relative value versus comparable fixed-rate issues.

For the Municipal Portfolio, we maintained a shorter weighted average maturity throughout the reporting period in anticipation of rising interest rates. This proved to be beneficial for the Portfolio, as we were able to generate incremental yield by reinvesting the proceeds from maturing securities into municipal money market instruments offering higher yields. During the period, the Municipal Portfolio’s weighted average maturity remained below 30 days.

What were the leading detractors from performance?

A. The Cash and Government Portfolios’ longer weighted average maturity detracted somewhat from performance as interest rates continued to rise over the period. There were no significant detractors from performance for the Municipal Portfolio.

Q. Were there any significant changes to the Portfolios during the reporting period?

A. For the Cash and Government Portfolios, we maintained a shorter weighted average maturity in the earlier part of the fiscal year and gradually extended the maturity as market expectations grew that the Fed might be nearing the end of its tightening cycle.

There were no significant changes to the Municipal Portfolio during the period as we maintained a shorter weighted average maturity given the prevailing market conditions.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         3

Thank you for your investment in the Smith Barney Institutional Cash Management Fund Inc. — Cash, Government and Municipal Portfolios. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

Martin R. Hanley Vice President and Investment Officer	Joseph P. Deane Vice President and Investment Officer

Julie P. Callahan, CFA Vice President and Investment Officer

July 14, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in a portfolio. Certain investors may be subject to the Federal Alterative Minimum Tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable.

[i]	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iv	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

4         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Fund at a Glance (unaudited)

Cash Portfolio

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         5

Fund at a Glance (unaudited)

Government Portfolio

6         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Fund at a Glance (unaudited)

Municipal Portfolio

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         7

Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2005 and held for the six months ended May 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Cash Portfolio	2.21%	$1,000.00	$1,022.10	0.22%	$1.11

Government Portfolio	2.15	1,000.00	1,021.50	0.22	1.11

Municipal Portfolio	1.51	1,000.00	1,015.10	0.22	1.11

(1)	For the six months ended May 31, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Cash Portfolio	5.00%	$1,000.00	$1,023.83	0.22%	$1.11

Government Portfolio	5.00	1,000.00	1,023.83	0.22	1.11

Municipal Portfolio	5.00	1,000.00	1,023.83	0.22	1.11

(1)	For the six months ended May 31, 2006.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         9

Schedules of Investments (May 31, 2006)

CASH PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.4%
Certificates of Deposit — 2.8%
$25,000,000	SunTrust Bank, 4.700% due 7/25/06	$25,000,000
	Wells Fargo Bank NA:
20,940,000	5.020% due 6/20/06	20,939,852
30,000,000	4.010% due 7/24/06	29,994,694
24,350,000	4.790% due 1/17/07	24,361,786
31,000,000	4.865% due 1/31/07	30,978,036

	Total Certificates of Deposit	131,274,368

Certificates of Deposit (Euro) — 4.6%
50,000,000	Calyon, 4.160% due 8/8/06	50,007,569
50,000,000	Deutsche Bank AG, 5.000% due 6/29/06	50,000,000
	Societe Generale London:
25,000,000	4.000% due 7/19/06	24,999,025
30,000,000	4.250% due 9/6/06	29,986,054
34,000,000	4.510% due 10/16/06	33,927,095
25,000,000	4.800% due 12/6/06	25,003,325

	Total Certificates of Deposit (Euro)	213,923,068

Certificates of Deposit (Yankee) — 29.3%
	Australia & New Zealand Banking:
25,000,000	4.780% due 12/11/06	25,001,824
25,000,000	4.800% due 1/29/07	25,000,000
36,000,000	Banco Bilbao, 4.980% due 2/7/07	35,979,371
49,850,000	Bank of America NA, 5.060% due 9/18/06	49,850,000
44,500,000	Bank of Nova Scotia NY, 4.860% due 1/30/07	44,498,663
	Barclays Bank PLC NY:
25,000,000	5.115% due 8/11/06	24,996,817
21,350,000	4.740% due 1/19/07	21,347,127
	BNP Paribas NY Branch:
30,000,000	5.000% due 9/27/06	30,000,000
39,450,000	5.110% due 10/11/06	39,447,768
25,000,000	Calyon NY, 4.220% due 8/30/06	25,006,120
100,000,000	Canadian Imperial Bank, 5.050% due 6/29/06	100,000,000
	Credit Suisse New York:
27,000,000	5.045% due 6/23/06	26,999,954
24,850,000	4.995% due 6/29/06	24,849,713
50,000,000	5.070% due 7/10/06	50,000,000
	Depfa Bank PLC:
40,000,000	4.020% due 7/18/06	40,000,000
34,000,000	4.265% due 9/1/06	33,927,083
25,000,000	5.350% due 4/30/07	25,001,958

See Notes to Financial Statements.

10         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 29.3% (continued)
	Deutsche Bank NY:
$43,750,000	4.155% due 8/2/06	$43,750,292
25,000,000	4.235% due 8/10/06	25,007,461
22,500,000	4.310% due 9/28/06	22,466,965
	HBOS Treasury Services NY:
16,000,000	4.730% due 9/29/06	16,000,000
32,000,000	4.520% due 10/18/06	31,925,297
1,550,000	4.810% due 12/7/06	1,547,953
50,000,000	4.800% due 12/15/06	49,857,720
9,000,000	4.770% due 1/3/07	8,984,376
	Nordea Bank Finland NY:
50,000,000	4.760% due 8/2/06	49,997,477
40,000,000	5.105% due 8/11/06	40,000,164
25,000,000	4.540% due 9/27/06	24,987,762
	Rabobank Nederland NV NY:
25,000,000	4.520% due 10/31/06	24,978,423
30,000,000	5.125% due 3/13/07	29,984,894
	Royal Bank of Canada NY:
33,000,000	4.250% due 8/31/06	32,924,170
1,100,000	4.910% due 9/6/06	1,099,359
	Royal Bank of Scotland NY:
25,000,000	4.725% due 11/27/06	24,990,353
17,000,000	4.790% due 1/3/07	16,972,429
24,850,000	4.810% due 1/29/07	24,838,545
10,850,000	Societe Generale NY, 4.710% due 1/3/07	10,827,571
	Svenska Handelsbanken NY:
25,000,000	4.645% due 11/1/06	25,000,507
25,000,000	4.740% due 12/29/06	24,994,563
	Toronto Dominion Bank NY:
50,000,000	5.060% due 9/5/06	50,001,305
76,000,000	5.100% due 10/4/06	75,966,936
25,000,000	5.025% due 12/7/06	25,000,000
50,000,000	Unicredito Italiano NY, 5.030% due 7/21/06	49,993,958

	Total Certificates of Deposit (Yankee)	1,354,004,878

Commercial Paper — 52.9%
50,000,000	Albis Capital Corp., 5.082% due 6/9/06 (a)(b)	49,943,778
30,000,000	Amstel Funding Corp., 5.011% due 9/22/06 (a)(b)	29,539,525
29,850,000	ANZ Delaware Inc., 5.003% due 9/25/06 (a)	29,380,625
16,000,000	Aquinas Funding LLC, 4.599% due 6/5/06 (a)(b)	15,992,000
45,140,000	Atomium Funding Corp., 5.050% due 6/1/06 (a)(b)	45,140,000
60,749,000	Beethoven Funding Corp., 5.070% due 6/26/06 (a)(b)	60,536,379

See Notes to Financial Statements.

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Schedules of Investments (May 31, 2006) (continued)

Face Amount	Security	Value

Commercial Paper — 52.9% (continued)
	Brahms Funding Corp.:
$52,325,000	5.059% due 6/1/06 (a)	$52,325,000
75,043,000	5.091% due 6/21/06 (a)(b)	74,831,629
50,000,000	Cairn High Grade I LLC, 5.003% due 6/22/06 (a)(b)	49,855,333
10,000,000	CBA Delaware Finance, 4.249% due 6/21/06 (a)	9,977,111
75,000,000	Chesham Finance LLC, 5.050% due 11/20/06	74,989,611
27,491,000	Cimarron CDO Ltd., 5.079% due 6/28/06 (a)(b)	27,387,084
	Cobbler Funding LLC:
30,750,000	5.003% due 6/22/06 (a)(b)	30,661,030
65,135,000	5.204% due 8/25/06 (a)	64,344,514
27,096,000	Cullinan Financial Ltd., 5.197% due 8/15/06 (a)(b)	26,805,847
50,000,000	Danske Corp., 5.016% due 9/29/06 (a)	49,185,000
12,250,000	Depfa Bank PLC NY, 5.003% due 7/11/06 (a)(b)	12,182,761
	Ebury Finance LLC:
50,000,000	5.022% due 6/1/06 (a)(b)	50,000,000
25,000,000	5.033% due 7/12/06 (a)(b)	24,858,493
	Fenway Funding LLC:
50,000,000	5.061% due 6/1/06 (a)	50,000,000
75,000,000	5.079% due 6/5/06 (a)(b)	74,957,833
	Fountain Square Comm Funding:
41,871,000	4.716% due 6/23/06 (a)(b)	41,752,528
52,000,000	5.022% due 8/25/06 (a)(b)	51,395,933
	Foxboro Funding Ltd.:
50,000,000	5.075% due 6/6/06 (a)(b)	49,964,792
50,000,000	5.080% due 6/13/06 (a)(b)	49,915,500
30,000,000	Galaxy Funding Inc., 5.126% due 8/16/06 (a)(b)	29,679,533
	Grampian Funding LLC:
35,000,000	4.754% due 7/21/06 (a)(b)	34,773,958
25,000,000	5.001% due 9/22/06 (a)	24,617,056
40,000,000	5.284% due 11/17/06 (a)	39,032,945
	K2 USA LLC:
33,000,000	5.029% due 9/12/06 (a)(b)	32,536,414
11,400,000	5.065% due 10/19/06 (a)(b)	11,181,880
15,000,000	Kredietbank NA Financial Corp., 5.021% due 6/15/06 (a)	14,970,833
114,861,000	Liberty Harbour CDO Inc., 5.076% due 6/9/06 (a)(b)	114,732,100
	Main Street Warehouse Funding:
20,000,000	5.051% due 6/1/06 (a)	20,000,000
80,000,000	5.060% due 6/6/06 (a)(b)	79,943,833
88,000,000	5.080%-5.081% due 6/9/06 (a)(b)	87,901,049
22,950,000	Mica Funding LLC, 5.062% due 6/5/06 (a)(b)	22,937,148
	Mitten GMAC Mortgage Corp.:
50,000,000	5.061% due 6/1/06 (a)	50,000,000
40,000,000	5.071% due 6/9/06 (a)	39,955,111
80,000,000	Morgan Stanley Master Note, 5.262% due 6/1/06	80,000,000
75,000,000	Morrigan TRR Funding LLC, 5.122% due 6/22/06 (a)(b)	74,776,875
24,000,000	Park Granada LLC, 5.003% due 7/6/06 (a)(b)	23,884,733

See Notes to Financial Statements.

12         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Security	Value

Commercial Paper — 52.9% (continued)
$60,875,000	Polonius Inc., 5.051% due 6/16/06 (a)(b)	$60,747,416
65,300,000	Premier Asset Collateralized Entity LLC, 4.997% due 7/6/06 (a)(b)	64,987,014
50,000,000	Saint Germain Holdings Inc., 5.034% due 6/5/06 (a)(b)	49,972,167
	Stanfield Victoria Funding LLC:
25,000,000	5.017% due 9/15/06 (a)(b)	24,639,306
20,000,000	5.240% due 11/20/06 (a)	19,512,667
29,000,000	5.286% due 11/20/06 (a)	28,286,439
50,000,000	Strand Capital LLC, 5.121% due 9/22/06 (a)(b)	49,215,278
	Tango Finance Corp.:
15,000,000	5.013% due 8/21/06 (a)(b)	14,834,288
30,000,000	5.203% due 8/24/06 (a)(b)	29,640,200
	Tasman Funding Inc.:
27,294,000	5.062% due 6/26/06 (a)(b)	27,198,471
49,500,000	5.000% due 6/30/06 (a)(b)	49,303,097
50,000,000	5.061% due 6/30/06 (a)(b)	49,797,403
60,452,000	Thames Asset Global Securitization, 5.000% due 7/7/06 (a)(b)	60,153,367
	White Pine Finance LLC:
5,710,000	4.979% due 7/24/06 (a)(b)	5,668,893
32,172,000	4.979% due 7/25/06 (a)(b)	31,936,018

	Total Commercial Paper	2,442,737,798

Corporate Notes — 4.1%
35,000,000	Cheyne Finance LLC, Series Medium-Term Note, 5.029% due 6/15/06 (b)(c)	34,994,620
	Cullinan Finance Corp., Medium-Term Note:
7,000,000	5.041% due 6/15/06 (b)(c)	6,998,165
75,000,000	5.051% due 6/15/06 (b)(c)	74,995,107
30,000,000	Premier Asset Collateralized Entity LLC, 5.061% due 6/26/06 (b)(c)	29,998,423
40,000,000	Stanfield Victoria Funding Ltd., Medium-Term Note, 5.070% due 6/1/06 (b)(c)	39,993,484

	Total Corporate Notes	186,979,799

Promissory Note — 2.2%
100,000,000	Goldman Sachs Group Inc., 5.200% due 11/20/06 (b)	100,000,000

U.S. Government Agencies — 1.2%
20,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 4.017% due 9/13/06 (a)	19,776,978
25,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.981% due 2/16/07 (a)	24,142,361
10,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.705% due 8/2/06 (a)	9,920,846

	Total U.S. Government Agencies	53,840,185

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         13

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Security	Value

Repurchase Agreement — 2.3%
$104,438,000	Interest in $105,979,053 joint tri-party repurchase agreement dated 5/31/06 with Deutsche Bank Securities Inc., 5.020% due 6/1/06; Proceeds at maturity — $104,452,563; (Fully collateralized by various U.S. Government Agency Obligations, 4.625% to 5.500% due 4/28/08 to 10/20/15; Market value — $106,529,079) (Cost — $104,438,000)	$104,438,000

	TOTAL INVESTMENTS — 99.4% (Cost — $4,587,198,096#)	4,587,198,096
	Other Assets in Excess of Liabilities — 0.6%	28,467,868

	TOTAL NET ASSETS — 100.0%	$4,615,665,964

(a)	Rate shown represents yield to maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

GOVERNMENT PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.8%
U.S. Government & Agency Obligations — 75.2%
U.S. Government Agencies — 74.2%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$25,000,000	4.918% due 6/1/06 (a)	$24,999,077
20,000,000	5.010% due 6/1/06 (a)	19,998,856
20,000,000	4.893% due 6/2/06 (a)	19,995,737
21,500,000	5.020% due 6/11/06 (a)	21,502,191
5,000,000	Discount Notes, 4.017% due 9/13/06 (b)	4,944,244
	Series I:
15,000,000	4.883% due 6/1/06 (a)	14,996,606
22,000,000	4.941% due 6/14/06 (a)	21,999,474
	Federal Home Loan Bank (FHLB):
	Bonds:
10,000,000	4.971% due 6/21/06 (a)	10,000,064
15,000,000	4.860% due 7/5/06 (a)	14,995,026
	Discount Notes:
16,000,000	4.973% due 7/19/06 (b)	15,894,827
35,000,000	5.003% due 7/26/06 (b)	34,734,778
14,301,000	5.002% due 8/9/06 (b)	14,165,593
4,000,000	5.002% due 8/16/06 (b)	3,958,284
20,000,000	Series I, 4.870% due 7/6/06 (a)	19,991,440
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
10,000,000	3.930% due 7/5/06 (b)	9,964,253
6,950,000	4.976% due 7/18/06 (b)	6,905,267
10,000,000	4.909% due 9/19/06 (b)	9,853,639
10,000,000	4.929% due 9/19/06 (b)	9,853,028
3,000,000	5.138% due 11/14/06 (b)	2,930,833
15,098,000	5.177% due 11/14/06 (b)	14,746,426
5,000,000	4.677% due 12/1/06 (b)	4,885,752
10,000,000	4.996% due 12/29/06 (b)	9,718,667
5,000,000	4.764% due 1/17/07 (b)	4,854,653
8,141,000	5.170% due 2/16/07 (b)	7,849,959
	Series RB:
10,000,000	5.002% due 8/8/06 (b)	9,906,689
17,196,000	5.068% due 10/17/06 (b)	16,870,036
10,000,000	5.119% due 10/31/06 (b)	9,789,311
5,000,000	5.249% due 5/1/07 (b)	4,768,519
10,000,000	4.869% due 10/24/06 (b)	9,810,292
20,000,000	Medium-Term Note, 4.943% due 6/27/06 (a)	19,990,081
	Federal National Mortgage Association (FNMA):
	Discount Notes:
4,500,000	5.023% due 7/12/06 (b)	4,474,426
3,672,000	5.031% due 7/24/06 (b)	3,645,024

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         15

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 74.2% (continued)
$15,000,000	4.705% due 8/2/06 (b)	$14,881,270
30,000,000	5.018 % due 8/16/06 (b)	29,686,173
7,614,000	5.097% due 9/25/06 (b)	7,491,207
8,182,000	4.619% due 10/27/06 (b)	8,032,988
3,050,000	5.164% due 10/27/06 (b)	2,986,679
7,000,000	5.129% due 11/1/06 (b)	6,851,250
5,000,000	5.135% due 11/1/06 (b)	4,893,431
5,000,000	4.677% due 12/1/06 (b)	4,885,752
6,458,000	4.901% due 12/29/06 (b)	6,280,289
5,000,000	5.022% due 2/23/07 (b)	4,822,000
5,000,000	5.111% due 3/6/07 (b)	4,811,578
35,400,000	Notes, Series 1, 4.725 % due 6/7/06 (a)	35,395,368

	Total U.S. Government Agencies	534,011,037

U.S. Government Obligation — 1.0%
7,500,000	U.S. Treasury Notes, 2.375% due 8/31/06	7,475,470

	Total U.S. Government & Agency Obligations	541,486,507

Repurchase Agreements — 24.6%
100,000,000	Greenwich Capital Markets repurchase agreement, dated 5/31/06, 5.020% due 6/1/06; Proceeds at maturity — $100,013,944; (Fully collateralized by various U.S. Government Agency Obligations, 4.138% to 6.883%, due 5/1/28 to 7/1/37; Market value — $102,003,162)	100,000,000
77,123,000	Interest in $78,324,730 joint tri-party repurchase agreement dated 5/31/06 with Deutsche Bank Securities Inc., 5.020% due 6/1/06; Proceeds at maturity — $77,133,754; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.750% due 11/14/06 to 9/15/29; Market value — $78,666,485)	77,123,000

	Total Repurchase Agreements (Cost — $177,123,000)	177,123,000

	TOTAL INVESTMENTS — 99.8% (Cost — $718,609,507#)	718,609,507
	Other Assets in Excess of Liabilities — 0.2%	1,143,405

	TOTAL NET ASSETS — 100.0%	$719,752,912

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(b)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

MUNICIPAL PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.8%
Alabama — 1.8%
$3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA-Insured, PART, LIQ-Societe Generale, 3.260%, 6/7/06 (a)(b)	$3,000,000
2,965,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	2,965,000
		Jefferson County, AL, Sewer Revenue:
12,000,000	A-1+	Refunding, Subordinated Series B-7, XLCA-Insured, BPA-Lloyds Bank PLC, 3.500%, 6/1/06 (a)	12,000,000
26,900,000	A-1+	Series C-2, XLCA-Insured, SPA-JPMorgan Chase, 3.500%, 6/1/06 (a)	26,900,000

		Total Alabama	44,865,000

Arizona — 0.6%
6,000,000	VMIG1(c)	Pima County, AZ, IDA, El Dorado Hospital, LOC-BB&T, 3.490%, 6/1/06 (a)	6,000,000
10,000,000	F-1+(d)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.470%, 6/1/06 (a)	10,000,000

		Total Arizona	16,000,000

Arkansas — 0.1%
3,250,000	A-1+	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	3,250,000

Colorado — 1.4%
4,035,000	VMIG1(c)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.520%, 6/1/06 (a)	4,035,000
9,615,000	A-1	Colorado Health Facilities Authority Revenue, Bethesda Living Center Projects, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	9,615,000
8,710,000	VMIG1(c)	Fiddlers Business Improvement District, CO, Greenwood Village GO, LOC-US Bank, 3.550%, 6/1/06 (a)	8,710,000
1,080,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 3.350% due 9/1/06 (e)	1,080,000
9,000,000	A-1+	Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank, 3.450% due 6/9/06	9,000,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.480%, 6/1/06 (a)	2,200,000

		Total Colorado	34,640,000

District of Columbia — 3.7%
		District of Columbia Revenue:
13,000,000	VMIG1(c)	American College of Cardiology, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	13,000,000
2,470,000	A-1+	American Psychological Association, LOC-Bank of America, 3.520%, 6/1/06 (a)	2,470,000
49,800,000	A-1+	GO, Series C, FGIC-Insured, 3.230%, 6/7/06 (a)	49,800,000
14,000,000	A-1+	Henry J. Kaiser Foundation, BPA-JPMorgan Chase, 3.520%, 6/1/06 (a)	14,000,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         17

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

District of Columbia — 3.7% (continued)
$3,465,000	NR	National Museum of Women Arts, LOC-Wachovia Bank, 3.580%, 6/1/06 (a)	$3,465,000
11,900,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	11,900,000

		Total District of Columbia	94,635,000

Florida — 5.5%
4,505,000	VMIG1(c)	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.590%, 6/1/06 (a)	4,505,000
9,105,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	9,105,000
2,700,000	A-1+	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 3.470%, 6/2/06 (a)	2,700,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	9,990,000
10,000,000	A-1	Florida Local Government Finance Commission TECP, LOC-Wachovia Bank, 3.680% due 7/10/06	10,000,000
		Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
		Series A, LOC-SunTrust Bank:
10,300,000	A-1+	3.470%, 6/1/06 (a)	10,300,000
8,000,000	A-1+	3.500%, 6/1/06 (a)	8,000,000
9,435,000	A-1+	Refunding, Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.530%, 6/1/06 (a)	9,435,000
		Hillsborough County, FL:
3,600,000	A-1+	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.270%, 6/7/06 (a)	3,600,000
4,000,000	F-1+(d)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 3.520%, 6/1/06 (a)	4,000,000
12,090,000	A-1	Jacksonville, FL, Series A, FGIC-Insured, TECP, LOC-Landesbank Baden-Wurttemberg, 3.200% due 6/1/06	12,090,000
13,665,000	A-1+	Lee County, FL, IDA, Health Care Facilities Revenue, Shell Point Village Project, Series B, LOC-Bank of America, 3.240%, 6/7/06 (a)	13,665,000
		Miami-Dade County, FL:
7,465,000	A-1+	EFA Revenue, Florida International University Foundation Project, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	7,465,000
3,645,000	F-1+(d)	IDA, Gulliver School Project, LOC-Bank of America, 3.520%, 6/1/06 (a)	3,645,000
10,530,000	MIG1(c)	School District Revenue, RAN, 4.000% due 6/27/06	10,534,243
4,000,000	F-1+(d)	Orange County, FL, IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 3.520%, 6/1/06 (a)	4,000,000
12,890,000	F-1+(d)	Palm Beach County, FL, EFA, Lynn University Project, LOC-Bank of America, 3.470%, 6/1/06 (a)	12,890,000
4,985,000	A-1+	Pinellas County, FL, IDR, YMCA Suncoast Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	4,985,000

See Notes to Financial Statements.

18         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Florida — 5.5% (continued)
$60,000	Aa2(c)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	$60,000

		Total Florida	140,969,243

Georgia — 9.4%
500,000	VMIG1(c)	Athens-Clarke County, GA, Revenue, University of Georgia Athletic Association Project, LOC-SunTrust Bank, 3.590%, 6/1/06 (a)	500,000
		Atlanta, GA, Airport Revenue, Refunding:
17,800,000	A-1+	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.470%, 6/1/06 (a)	17,800,000
9,700,000	A-1+	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.460%, 6/1/06 (a)	9,700,000
4,425,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, MBIA-Insured, PART, LIQ-Societe Generale, 3.260%, 6/7/06 (a)(b)	4,425,000
		Bibb County, GA, Development Authority:
2,200,000	A-1+	Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	2,200,000
4,500,000	Aa2(c)	Stratford Academy Project, LOC-SunTrust Bank, 3.470%, 6/1/06 (a)	4,500,000
		Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
3,700,000	A-1+	Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.230%, 6/7/06 (a)	3,700,000
5,000,000	A-1+	Series B, TECP, AMBAC-Insured, LIQ-Rabobank Nederland, 3.200% due 6/1/06	5,000,000
10,425,000	Aa1(c)	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	10,425,000
10,700,000	Aa2(c)	Columbus, GA, Hospital Authority Revenue, St. Francis Hospital Inc. Project, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	10,700,000
		DeKalb County, GA:
3,145,000	Aa2(c)	Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 3.520%, 6/1/06 (a)	3,145,000
6,240,000	A-1+	MFH Revenue, Refunding, Clairmont Crest Project, FNMA-Collateralized, 3.250%, 6/7/06 (a)	6,240,000
		Fulton County, GA, Development Authority:
10,400,000	Aa2(c)	Catholic School Properties Inc., LOC-Wachovia Bank, 3.480%, 6/1/06 (a)	10,400,000
9,200,000	VMIG1(c)	Robert W. Woodruff Arts Center Project, Series B, LIQ-SunTrust Bank, 3.220%, 6/7/06 (a)	9,200,000
9,600,000	Aa2(c)	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	9,600,000
5,845,000	Aa2(c)	Gainesville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Project, LOC-Wachovia Bank, 3.480%, 6/1/06 (a)	5,845,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         19

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 9.4% (continued)
		Gwinnett County, GA:
$11,700,000	VMIG1(c)	Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	$11,700,000
1,450,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	1,450,000
		Macon-Bibb County, GA:
10,775,000	VMIG1(c)	Hospital Authority, Revenue Anticipation Certificates, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	10,775,000
2,760,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	2,760,000
		Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
19,200,000	A-1+	Series B, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.200%, 6/7/06 (a)	19,200,000
1,180,000	A-1+	Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 3.520%, 6/1/06 (a)(b)	1,180,000
		Municipal Electric Authority, GA, TECP, Series A,
		LOC-Bayerische Landesbank, Westdeutsche Landesbank, and Wachovia Bank:
1,700,000	A-1+	3.610% due 6/6/06	1,700,000
12,018,000	A-1+	3.580% due 6/7/06	12,018,000
		Private Colleges & Universities Authority, GA, Revenue, Emory University:
15,000,000	A-1+	Series B-3, 3.150%, 6/7/06 (a)	15,000,000
4,000,000	A-1+	Series SG-146 PART, LIQ-Societe Generale, 3.500%, 6/1/06 (a)(b)	4,000,000
17,000,000	Aa2(c)	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	17,000,000
16,845,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project, FNMA-Collateralized, 3.210%, 6/7/06 (a)	16,845,000
8,000,000	VMIG1(c)	Savannah, GA, Economic Development Authority Revenue, Telfair Museum Art Inc. Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	8,000,000
4,310,000	VMIG1(c)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	4,310,000

		Total Georgia	239,318,000

Illinois — 12.0%
		Chicago, IL:
		Board of Education, GO:
20,800,000	AAA	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	20,800,000
20,265,000	A-1+	Series E, FSA-Insured, SPA-Depfa Bank Europe, 3.480%, 6/1/06 (a)	20,265,000

See Notes to Financial Statements.

20         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 12.0% (continued)
		GO:
$8,900,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	$8,900,000
14,000,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.470%, 6/1/06 (a)	14,000,000
		Cook County, IL:
4,000,000	VMIG1(c)	Catholic Theological University Project, LOC-Harris Bank, 3.260%, 6/7/06 (a)	4,000,000
2,900,000	VMIG1(c)	GO, Munitops, Series 1998-14, PART, FGIC-Insured, SPA-LaSalle Bank, 3.520%, 6/1/06 (a)(b)	2,900,000
		DuPage County, IL, Transportation Revenue, MSTC, PART:
17,300,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	17,300,000
8,000,000	A-1	Series 9010, FSA-Insured, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	8,000,000
		Elgin, IL:
7,000,000	A-1+	Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.470%, 6/1/06 (a)	7,000,000
4,500,000	VMIG1(c)	Revenue, Judson College, LOC-JPMorgan Chase, 3.250%, 6/7/06 (a)	4,500,000
		Illinois DFA:
		Evanston-Northwestern Health Care Corp.:
5,000,000	A-1+	Series A, BPA-JPMorgan Chase, 3.500%, 6/1/06 (a)	5,000,000
8,000,000	A-1+	Series C, SPA-JPMorgan Chase, 3.500%, 6/1/06 (a)	8,000,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 3.300%, 6/7/06 (a)	4,500,000
5,835,000	VMIG1(c)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.570%, 6/1/06 (a)	5,835,000
5,450,000	A-1+	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.300%, 6/7/06 (a)	5,450,000
5,000,000	A-1+	Illinois EFA, University of Chicago TECP, 3.100% due 6/27/06	5,000,000
		Illinois Finance Authority Revenue:
7,500,000	VMIG1(c)	Dominican University, LOC- JPMorgan Chase, 3.250%, 6/7/06 (a)	7,500,000
17,700,000	F-1+(d)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	17,700,000
3,100,000	A-1+	Northwestern University, Subordinated Series B, 3.240%, 6/7/06 (a)	3,100,000
9,000,000	F-1+(d)	Smith Village Project, Series C, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	9,000,000
12,800,000	F-1+(d)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	12,800,000
		Illinois Health Facilities Authority Revenue:
7,300,000	A-1	Franciscan Eldercare Service Project, LOC-LaSalle Bank, 3.470%, 6/1/06 (a)	7,300,000
9,500,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 3.500%, 6/1/06 (a)	9,500,000
3,535,000	A-1	Lutheran Senior Ministries Inc., Series B, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	3,535,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         21

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 12.0% (continued)
		Pekin Memorial Hospital and Healthcare Centers:
$10,000,000	VMIG1(c)	Series 97, LOC-Fifth Third Bank, 3.540%, 6/1/06 (a)	$10,000,000
4,300,000	VMIG1(c)	Series C, LOC-Fifth Third Bank, 3.540%, 6/1/06 (a)	4,300,000
7,200,000	A-1	Revolving Fund, Pooled Loan, Series F, LOC-JPMorgan Chase, 3.230%, 6/7/06 (a)	7,200,000
		Illinois State Toll Highway Authority:
19,400,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	19,400,000
1,500,000	VMIG1(c)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen, 3.450%, 6/1/06 (a)	1,500,000
9,985,000	A-1	Illinois State, GO, Series 378, FGIC-Insured PART, LIQ-Merrill Lynch, 3.510%, 6/1/06 (a)(b)	9,985,000
		Lombard, IL:
6,482,000	F-1+(d)	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.470%, 6/2/06 (a)	6,482,000
9,300,000	VMIG1(c)	Revenue, National University Health Sciences Project, LOC-JPMorgan Chase, 3.250%, 6/1/06 (a)	9,300,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024, FGIC-Insured, PART, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	15,870,000
10,145,000	A-1	University of Illinois, COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	10,145,000

		Total Illinois	306,067,000

Indiana — 3.6%
4,000,000	Aa2(c)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	4,000,000
6,650,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19, Class A, MBIA-Insured, LIQ-Bear Stearns, 3.240%, 6/7/06 (a)(b)(f)	6,650,000
		Indiana Health and Educational Facilities Finance Authority Revenue:
2,510,000	VMIG1(c)	Porter Project, Series A, LOC-Fifth Third Bank, 3.470%, 6/2/06 (a)	2,510,000
7,175,000	F-1+(d)	Refunding, Community Village Hartsfield, Series A, LOC-Harris N.A., 3.470%, 6/1/06 (a)	7,175,000
		Indiana Health Facilities Financing Authority:
400,000	A-1	Capital Access Designated Pool, LOC-Comerica Bank, 3.250%, 6/7/06 (a)	400,000
9,380,000	A-1	Community Hartsfield Village Project, Series B, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	9,380,000
4,190,000	A-1+	Hospital Revenue, Deaconess Hospital Obligation, Series B, LOC-Fifth Third Bank, 3.470%, 6/2/06 (a)	4,190,000
5,050,000	VMIG1(c)	Riverview Hospital Project, LOC-National City Bank, 3.470%, 6/1/06 (a)	5,050,000
14,395,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue, Series A, MBIA-Insured, LIQ-JPMorgan Chase, 3.250%, 6/7/06 (a)	14,395,000

See Notes to Financial Statements.

22         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 3.6% (continued)
		Indianapolis, IN, Refunding:
$13,500,000	A-1+	Local Public Improvement Bond Bank, Series F-1, MBIA-Insured, SPA-JPMorgan Chase, 3.200%, 6/7/06 (a)	$13,500,000
6,700,000	A-1+	Waterworks Project, Series G-1, MBIA-Insured, SPA-Depfa Bank PLC, 3.470%, 6/1/06 (a)	6,700,000
19,300,000	A-1+	Petersburg, IN, PCR, Indiana Power and Light Co., Series B, AMBAC-Insured, BPA-LaSalle Bank, 3.250%, 6/7/06 (a)	19,300,000

		Total Indiana	93,250,000

Iowa — 1.7%
4,125,000	NR	City of Mason, IA, IDR, Supervalu Inc. Project, LOC-Wachovia Bank, 3.350%, 6/7/06 (a)	4,125,000
		Iowa Finance Authority:
11,165,000	VMIG1(c)	Health Care Facilities Revenue, Iowa Health Systems, Series B-1, AMBAC-Insured, SPA-Morgan Stanley, 3.180%, 6/7/06 (a)	11,165,000
15,670,000	A-1+	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC-Insured, SPA-Wachovia Bank, 3.230%, 6/7/06 (a)	15,670,000
2,000,000	VMIG1(c)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 3.520%, 6/1/06 (a)	2,000,000
5,600,000	A-1+	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan Chase, 3.300%, 6/7/06 (a)	5,600,000
5,000,000	SP-1+	Iowa State, GO, TRAN, 4.500% due 6/30/06	5,005,013

		Total Iowa	43,565,013

Kansas — 2.3%
		Kansas State Department of Transportation, Highway Revenue, Refunding:
11,200,000	A-1+	Series B-1, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.510%, 6/1/06 (a)	11,200,000
16,800,000	A-1+	Series B-2, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.510%, 6/1/06 (a)	16,800,000
19,400,000	A-1+	Series B-3, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.510%, 6/1/06 (a)	19,400,000
10,435,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	10,435,000

		Total Kansas	57,835,000

Kentucky — 2.9%
8,000,000	VMIG1(c)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank, 3.270%, 6/7/06 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, LOC-Wachovia Bank, 3.620%, 6/1/06 (a)	21,685,000
1,000,000	NR	Series B, LOC-Wachovia Bank, 3.620%, 6/1/06 (a)	1,000,000
5,000,000	A-1+	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., Series B, LOC-Fifth Third Bank, 3.470%, 6/2/06 (a)	5,000,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         23

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Kentucky — 2.9% (continued)
$7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, PART, FSA-Insured, LIQ-Bear Stearns, 3.260%, 6/7/06 (a)(b)	$7,000,000
4,600,000	NR	Lexington-Fayette Urban County, KY, LOC-Fifth Third Bank, 3.490%, 6/2/06 (a)	4,600,000
8,495,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe Generale, 3.500%, 6/1/06 (a)(b)	8,495,000
10,000,000	VMIG1(c)	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, Series A, LOC-U.S. Bank, 3.490%, 6/2/06 (a)	10,000,000
9,320,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 3.470%, 6/2/06 (a)	9,320,000

		Total Kentucky	75,100,000

Louisiana — 1.1%
10,000,000	A-1+	Louisiana Local Government Environmental Facilities, Development Authority, BASF Corp. Project, Series B, 3.200%, 6/7/06 (a)	10,000,000
17,275,000	A-1+	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, Refunding, Loop LLC Project, Series A, LOC-SunTrust Bank, 3.590%, 6/1/06 (a)	17,275,000

		Total Louisiana	27,275,000

Maryland — 4.2%
		Baltimore, MD:
7,505,000	A-1	GO, PART, Series PT-364, LIQ-Merrill Lynch, 3.510%, 6/1/06 (a)(b)	7,505,000
4,250,000	A-1+	IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.230%, 6/7/06 (a)	4,250,000
5,565,000	A-1	Gaithersburg, MD, EDA, Asbury Methodist Village Inc., LOC-KBC Bank, 3.490%, 6/1/06 (a)	5,565,000
9,936,000	A-1	Howard County, MD, MFH Revenue, Series PT-1021, PART, SPA-Merrill Lynch Capital Services Inc., 3.520%, 6/1/06 (a)(b)	9,936,000
3,700,000	VMIG1(c)	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 3.490%, 6/1/06 (a)	3,700,000
20,850,000	A-1+	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 3.500%, 6/1/06 (a)(b)	20,850,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
2,400,000	VMIG1(c)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	2,400,000
17,650,000	A-1+	John Hopkins University TECP, 3.530% due 8/14/06	17,650,000
15,000,000	A-1+	University of Maryland Medical System, Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.470%, 6/1/06 (a)	15,000,000

See Notes to Financial Statements.

24         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Maryland — 4.2% (continued)
		Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
$15,000,000	A-1+	Series B, 3.500%, 6/7/06 (a)	$15,000,000
6,100,000	A-1+	Series C, 3.250%, 6/7/06 (a)	6,100,000

		Total Maryland	107,956,000

Massachusetts — 2.9%
		Massachusetts State DFA:
7,000,000	VMIG1(c)	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.570%, 6/1/06 (a)	7,000,000
4,000,000	VMIG1(c)	St. Mark’s School, LOC-Bank of America, 3.480%, 6/1/06 (a)	4,000,000
7,500,000	VMIG1(c)	Massachusetts State DFA Revenue, Marine Biological Laboratory, LOC-JPMorgan Chase, 3.500%, 6/1/06 (a)	7,500,000
		Massachusetts State GO, Series B:
6,500,000	AA	4.000% due 8/1/06	6,507,473
12,500,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.500%, 6/1/06 (a)	12,500,000
		Massachusetts State HEFA Revenue:
8,450,000	A-1+	Bentley College, Series K, LOC-Bank of America, 3.250%, 6/7/06 (a)	8,450,000
11,905,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.460%, 6/1/06 (a)	11,905,000
2,335,000	VMIG1(c)	Massachusetts State Turnpike Authority, PART, Series 335, AMBAC-Insured, LIQ-Morgan Stanley, 3.490%, 6/1/06 (a)(b)	2,335,000
14,300,000	A-1+	Massachusetts State Water Resources Authority, Multi-Modal, General Subordinated Series B, FGIC-Insured, SPA-Bayerische Landesbank, 3.210%, 6/7/06 (a)	14,300,000

		Total Massachusetts	74,497,473

Michigan — 2.1%
		Detroit, MI:
11,800,000	VMIG1(c)	Downtown Development Authority, Millender Center Project, LOC-HSBC, 3.650%, 6/1/06 (a)	11,800,000
10,000,000	A-1+	Sewer Disposal Revenue, Refunding, Series C-1, FSA-Insured, LIQ-Dexia Credit Local, 3.450%, 6/1/06 (a)	10,000,000
3,800,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital, Series B, LOC-Bank of Nova Scotia, 3.490%, 6/1/06 (a)	3,800,000
		Michigan Municipal Bond Authority Revenue, Notes:
8,000,000	SP-1+	Series B-1, 4.000% due 8/18/06	8,012,578
9,250,000	SP-1+	Series B-2, LOC-JPMorgan Chase, 4.000% due 8/18/06	9,264,368
3,645,000	A-1+	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.470%, 6/2/06 (a)	3,645,000
7,000,000	VMIG1(c)	Saline, MI, EDA, LOC-Bank of America, 3.270%, 6/7/06 (a)	7,000,000

		Total Michigan	53,521,946

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         25

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Minnesota — 0.4%
$2,600,000	VMIG1(c)	Minneapolis, MN, Guthrie Theater Project, Series A, LOC-Wells Fargo Bank, 3.470%, 6/1/06 (a)	$2,600,000
6,900,000	A-1+	University of Minnesota, TECP, 3.270% due 6/2/06	6,900,000

		Total Minnesota	9,500,000

Mississippi — 0.2%
5,350,000	VMIG1(c)	Newton, MS, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	5,350,000

Missouri — 0.6%
6,500,000	A-1+	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 3.560%, 6/1/06 (a)	6,500,000
8,000,000	VMIG1(c)	Kansas City, MO, IDA, MFH Revenue, Refunding, Coach House North Apartments Project, LIQ-FHLMC, 3.480%, 6/1/06 (a)	8,000,000
2,200,000	A-1+	Missouri State HEFA Revenue, Washington University, Series A, SPA-Dexia Credit Local, 3.570%, 6/1/06 (a)	2,200,000

		Total Missouri	16,700,000

Montana — 0.2%
3,925,000	NR	Montana State Board of Investment, EDR, Farmers Union Central Exchange Project, LOC-Rabobank Nederland, 3.520%, 6/2/06 (a)	3,925,000

National — 0.3%
6,980,000	A-1+	Macon Trust Variable Rate Certificates, Series A, MBIA-Insured, 3.620%, 6/1/06 (a)(b)	6,980,000

New Hampshire — 0.3%
		New Hampshire HEFA Revenue:
5,000,000	VMIG1(c)	Frisbie Memorial Hospital, LOC-Bank of America, 3.520%, 6/1/06 (a)	5,000,000
3,500,000	VMIG1(c)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.480%, 6/1/06 (a)	3,500,000

		Total New Hampshire	8,500,000

New Jersey — 0.3%
6,860,000	A-1+	New Jersey State Turnpike Authority Revenue, Series C-2, FSA-Insured, SPA-Dexia Credit Local, 3.180%, 6/7/06 (a)	6,860,000

New Mexico — 0.4%
2,635,000	VMIG1(c)	New Mexico State, Hospital Equipment Loan, Council Rehoboth McKinley Health Care, LOC-Wells Fargo, 3.330%, 6/7/06 (a)	2,635,000
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, BPA-Westdeutsche Landesbank, 3.250%, 6/7/06 (a)	7,625,000

		Total New Mexico	10,260,000

New York — 2.8%
10,000,000	A-1+	Metropolitan Transportation Authority of New York Revenue, TECP, LOC-ABN AMRO, 3.470% due 6/6/06	10,000,000
		New York City, NY, GO:
4,300,000	A-1+	Series B2, Subordinated Series B9, LOC-JPMorgan Chase & Co., 3.200%, 6/7/06 (a)	4,300,000

See Notes to Financial Statements.

26         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

New York — 2.8% (continued)
$8,170,000	A-1+	Series J, Subordinated Series J-2, LOC-Westdeutsche Landesbank, 3.200%, 6/7/06 (a)	$8,170,000
		New York City, NY, Municipal Water Finance Authority:
10,000,000	A-1+	Series AA-3, BPA-Dexia Credit Local, 3.460% due 6/1/06 (a)	10,000,000
25,000,000	A-1+	TECP, Series 7, 3.470% due 6/1/06	25,000,000
		New York State Power Authority, TECP:
5,000,000	A-1+	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-Thuringen, State Street Bank and Trust & Wachovia Bank, 3.610% due 8/7/06	5,000,000
8,000,000	A-1	Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank, 3.420% due 6/2/06	8,000,000

		Total New York	70,470,000

North Carolina — 2.5%
3,060,000	A-1+	Buncombe County, NC, GO, Series B, BPA-Wachovia Bank, 3.480%, 6/1/06 (a)	3,060,000
4,525,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.470%, 6/1/06 (a)	4,525,000
6,560,000	VMIG1(c)	North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-BB&T Corp., 3.480%, 6/1/06 (a)	6,560,000
		North Carolina Educational Facilities Finance Agency Revenue:
4,255,000	Aa2(c)	Cape Fear Academy, LOC-Wachovia Bank, 3.480%, 6/1/06 (a)	4,255,000
6,390,000	F-1+(d)	Providence Day School, LOC-Bank of America, 3.470%, 6/1/06 (a)	6,390,000
		North Carolina Medical Care Commission:
16,470,000	VMIG1(c)	Randolph Hospital Inc. Project, LOC-SunTrust Bank, 3.470%, 6/1/06 (a)	16,470,000
2,500,000	VMIG1(c)	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.490%, 6/1/06 (a)	2,500,000
4,100,000	A-1	St. Josephs Health System Inc., BPA-BB&T Corp, 3.520%, 6/1/06 (a)	4,100,000
		Winston-Salem, NC:
10,000,000	A-1+	COP, SPA-Dexia Credit Local, 3.460%, 6/1/06 (a)	10,000,000
7,385,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C, SPA-Dexia Credit Local, 3.240%, 6/7/06 (a)	7,385,000

		Total North Carolina	65,245,000

Ohio — 1.3%
5,500,000	VMIG1(c)	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 3.490%, 6/1/06 (a)	5,500,000
7,000,000	VMIG1(c)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third Bank, JPMorgan Chase, US Bank, 3.250%, 6/7/06 (a)	7,000,000
		Franklin County, OH, Healthcare Facilities Revenue:
10,100,000	F-1+(d)	Friendship Village of Dublin, Series A, LOC-ABN AMRO, 3.480%, 6/1/06 (a)	10,100,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         27

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 1.3% (continued)
$3,900,000	A-1	Refunding, Presbyterian Retirement Services Foundation, Series B, LOC-National City Bank, 3.510%, 6/7/06 (a)	$3,900,000
5,830,000	VMIG1(c)	Ohio State Higher Educational Facilities Revenue, Ashland University Project, LOC-Key Bank, 3.520%, 6/1/06 (a)	5,830,000

		Total Ohio	32,330,000

Oregon — 0.5%
4,000,000	VMIG1(c)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.520%, 6/1/06 (a)	4,000,000
9,305,000	VMIG1(c)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 3.520%, 6/1/06 (a)	9,305,000

		Total Oregon	13,305,000

Pennsylvania — 5.4%
4,700,000	A-1+	Emmaus, PA, General Authority Revenue, Series A, FSA-Insured, SPA-Wachovia Bank, 3.450%, 6/1/06 (a)	4,700,000
2,355,000	VMIG1(c)	Erie County, PA, Hospital Authority Revenue, Senior Living Services Inc. Project, LOC-KBC Bank, 3.540%, 6/1/06 (a)	2,355,000
20,000,000	A-1+	Harrisburg, PA, School Revenue, Harrisburg Project, FSA-Insured, SPA-Dexia Credit Local, 3.480%, 6/1/06 (a)	20,000,000
5,240,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, LIQ-PNC Bank, 3.240%, 6/7/06 (a)	5,240,000
6,605,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC-Insured, SPA-Wachovia Bank, 3.540%, 6/1/06 (a)	6,605,000
8,000,000	VMIG1(c)	Manheim Township School District, PA, GO, FSA-Insured, SPA-Royal Bank of Canada, 3.490%, 6/1/06 (a)	8,000,000
20,130,000	A-1+	New Garden, PA, General Authority Revenue, Pooled Financing Program, Series I, AMBAC-Insured, SPA-Bank of Nova Scotia & Dexia Credit Local, 3.450%, 6/1/06 (a)	20,130,000
12,445,000	VMIG1(c)	North Pennsylvania Water Authority, FGIC-Insured, BPA-Depfa Bank Europe, 3.490%, 6/1/06 (a)	12,445,000
11,400,000	A-1+	Pennsylvania State Turnpike Commission, Series A-3, SPA-Bayerische Landesbank, 3.230%, 6/7/06 (a)	11,400,000
3,575,000	NR	Philadelphia, PA, IDR, Friends of Mast School Inc., LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	3,575,000
		West Cornwall Township Municipal Authority, PA:
34,815,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.500%, 6/1/06 (a)	34,815,000
		General Government Loan Program:
5,335,000	A-1+	FSA-Insured, SPA-Dexia Credit Local, 3.500%, 6/1/06 (a)	5,335,000
4,520,000	A-1+	Series A, FSA-Insured, BPA-Dexia Credit Local, 3.500%, 6/1/06 (a)	4,520,000

		Total Pennsylvania	139,120,000

Rhode Island — 1.4%
25,800,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A, MBIA-Insured, SPA-Dexia Credit Local, 3.200%, 6/7/06 (a)	25,800,000
11,000,000	A-1+	Rhode Island Health and Educational Building Corp. Revenue, Catholic Schools Program, Series A, LOC-Citizens Bank of Rhode Island, 3.220%, 6/7/06 (a)	11,000,000

		Total Rhode Island	36,800,000

See Notes to Financial Statements.

28         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

South Carolina — 0.5%
$10,400,000	A-1	Piedmont Municipal Power Agency, SC, Electric Revenue, Series C, MBIA-Insured, LIQ-Credit Suisse First Boston, 3.200%, 6/7/06 (a)	$10,400,000
		South Carolina Jobs-EDA:
2,550,000	A-1+	Family YMCA Florence Project, LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	2,550,000
900,000	NR	Pickens County YMCA Project, LOC-Bank of America, 3.520%, 6/1/06 (a)	900,000

		Total South Carolina	13,850,000

South Dakota — 0.1%
3,600,000	A-1	Watertown, SD, IDR, SuperValu Inc. Project, LOC-Wachovia Bank, 3.350%, 6/7/06 (a)	3,600,000

Tennessee — 4.8%
4,350,000	NR	Dayton, TN, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.530%, 6/1/06 (a)	4,350,000
2,000,000	A-1	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, SPA-Merrill Lynch Capital Services Inc., 3.520%, 6/1/06 (a)(b)	2,000,000
		Metropolitan Government of Nashville & Davidson County, TN:
10,000,000	A-1+	GO, TECP, 3.600% due 9/14/06	10,000,000
8,130,000	A-1+	Vanderbilt University Series 04A, TECP, 3.450% due 6/7/06	8,130,000
7,400,000	VMIG1(c)	IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	7,400,000
		Montgomery County, TN:
12,750,000	NR	BAN, TECP, Series 2002, LIQ-Fortis Bank, 3.470% due 6/7/06	12,750,000
6,595,000	VMIG1(c)	Public Building Authority Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.470%, 6/1/06 (a)	6,595,000
		Sevier County, TN, Public Building Authority, Local Government Improvement:
4,100,000	VMIG1(c)	Series I-A-1, AMBAC-Insured, LIQ-Credit Suisse First Boston, 3.480%, 6/1/06 (a)	4,100,000
5,000,000	VMIG1(c)	Series I-A-2, AMBAC-Insured, LIQ-Credit Suisse First Boston, 3.480%, 6/1/06 (a)	5,000,000
2,100,000	VMIG1(c)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.480%, 6/1/06 (a)	2,100,000
3,300,000	VMIG1(c)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.480%, 6/1/06 (a)	3,300,000
3,095,000	VMIG1(c)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.480%, 6/1/06 (a)	3,095,000
1,835,000	VMIG1(c)	Series III-A-2, AMBAC-Insured, SPA- Landesbank Hessen-Thuringen, 3.480%, 6/1/06 (a)	1,835,000
6,200,000	VMIG1(c)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.480%, 6/1/06 (a)	6,200,000
5,435,000	VMIG1(c)	Series III-A-6, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.480%, 6/1/06 (a)	5,435,000
8,255,000	VMIG1(c)	Series III-D-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.480%, 6/1/06 (a)	8,255,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         29

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 4.8% (continued)
$3,870,000	VMIG1(c)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.480%, 6/1/06 (a)	$3,870,000
6,800,000	VMIG1(c)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.480%, 6/1/06 (a)	6,800,000
1,620,000	VMIG1(c)	Series IV-B-9, FSA-Insured, LIQ-JPMorgan Chase, 3.170%, 6/2/06 (a)	1,620,000
9,945,000	F-1+(d)	Shelby County, TN, Health Educational & Housing Facilities Board, MFH, Kirby Parkway, LIQ-FHLMC, 3.470%, 6/1/06 (a)	9,945,000
10,630,000	VMIG1(c)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	10,630,000

		Total Tennessee	123,410,000

Texas — 19.5%
		Austin, TX:
17,854,000	A-1+	LOC-JPMorgan Chase, State Street Bank & Trust, and Bayerische Landesbank Utilities System Revenue, TECP, 3.610% due 6/2/06	17,854,000
730,000	VMIG1(c)	Water & Wastewater System, Revenue, PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.500%, 6/1/06 (a)(b)	730,000
2,395,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 3.570%, 6/1/06 (a)	2,395,000
17,000,000	A-1+	Brazos, TX, Harbor Industrial Development Corp. Revenue, Refunding, BASF Corp. Project, 3.420%, 6/7/06 (a)	17,000,000
15,000,000	A-1+	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.470%, 6/1/06 (a)	15,000,000
3,662,000	A-1+	Dallas, TX, Water and Sewer, LIQ-Bank of America, TECP, 3.550% due 8/4/06	3,662,000
26,500,000	A-1+	Dallas, TX, Area Rapid Transit, Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden-Wurttemberg, 3.200% due 6/7/06	26,500,000
4,000,000	A-1+	El Paso, TX, LIQ-Depfa Bank, TECP, 3.630% due 8/4/06	4,000,000
5,800,000	A-1+	Grand Prairie, TX, ISD, GO, PSFG, LIQ-Dexia Credit Local, 2.850% due 8/1/06 (e)	5,800,000
		Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project:
3,280,000	AAA	3.200% due 7/15/06 (e)	3,280,000
7,000,000	A-1+	3.350% due 9/1/06 (e)	7,000,000
19,570,000	P-1(c)	Harris County, TX, Flood District, TECP, LOC-Landesbank Hessen-Thuringen, 3.350% due 6/1/06	19,570,000
		Harris County, TX, Health Facilities Development Corp. Revenue, Refunding, Methodist Hospital Systems:
30,000,000	A-1+	Series A, 3.600%, 7/3/06 (a)	30,000,000
6,900,000	A-1+	Series B, Call 7/3/06 @ 100, 3.570%, 6/1/06 (a)(g)	6,900,000
3,700,000	VMIG1(c)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.570%, 6/1/06 (a)	3,700,000

See Notes to Financial Statements.

30         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Texas — 19.5% (continued)
		Houston, TX:
		GO, TECP:
$25,000,000	A-1+	Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen, 3.500% due 8/10/06	$25,000,000
25,000,000	A-1	Series D, LIQ-Depfa Bank PLC, 3.500% due 8/7/06	25,000,000
15,000,000	A-1+	Series E, LIQ-Bank of America, 3.200% due 6/6/06	15,000,000
8,500,000	VMIG1(c)	ISD, GO, Munitops, Series 2000-2011, PART, PSFG, SPA-ABN AMRO, 3.520%, 6/1/06 (a)(b)	8,500,000
19,400,000	A-1+	Water and Sewer PART, Series SGA-73, FGIC-Insured, SPA-Societe Generale, 3.260%, 6/7/06 (a)(b)	19,400,000
5,500,000	VMIG1(c)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG, PART, SPA-ABN AMRO, 3.520%, 6/1/06 (a)(b)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 3.260%, 6/7/06 (a)(b)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe Generale, 3.260%, 6/7/06 (a)(b)	5,000,000
3,400,000	NR	McAllen, TX, Health Facilities Development Corp., McAllen Association No. 1, LOC-Bank of America, 3.580%, 6/1/06 (a)	3,400,000
19,300,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.230%, 6/7/06 (a)	19,300,000
19,700,000	A-1+	Plano, TX, ISD, Series SGA 128, PART, PSFG, LIQ-Societe Generale, 3.260%, 6/7/06 (a)(b)	19,700,000
7,315,000	A-1+	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue, LOC-JPMorgan Chase, 3.540%, 6/1/06 (a)	7,315,000
6,800,000	VMIG1(c)	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, BPA-JPMorgan Chase, 3.500%, 6/1/06 (a)	6,800,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured, PART, LIQ-Bear Sterns, 3.260%, 6/7/06 (a)(b)	8,990,000
13,400,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.470%, 6/1/06 (a)	13,400,000
10,370,000	A-1	Texas Municipal Power Agency, TECP, LIQ-Bank of America, Bayerische Landesbank, 3.550% due 8/1/06	10,370,000
		Texas State:
16,050,000	SP-1+	GO, TRAN, 4.500% due 8/31/06	16,091,868
9,800,000	A-1+	PFA, TECP, Series 2002A, 3.550% due 8/9/06	9,800,000
15,000,000	F-1+(d)	Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.480%, 6/1/06 (a)	15,000,000
27,850,000	VMIG1(c)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.470%, 6/1/06 (a)	27,850,000
3,000,000	A-1+	University of North Texas Revenue, Series SGA 146, PART, FSA-Insured, LIQ-Societe Generale, 3.260%, 6/7/06 (a)(b)	3,000,000
53,037,000	A-1+	University of Texas, TECP, Series A, 3.300% due 6/2/06	53,037,000

		Total Texas	497,844,868

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         31

Schedules of Investments (May 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Utah — 0.9%
$8,200,000	A-1+	Intermountain Power Agency, TECP, Series 85F AMBAC-Insured, LIQ-Morgan Stanley, 3.600% due 6/2/06	$8,200,000
		Utah County, UT:
4,470,000	A-1+	Heritage Schools Project, Series A, LOC-US Bank, 3.520%, 6/1/06 (a)	4,470,000
10,100,000	A-1+	Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.540%, 6/1/06 (a)	10,100,000

		Total Utah	22,770,000

Virginia — 0.3%
8,900,000	A-1+	Alexandria, VA, IDA, IDR, Institute for Defense Analyses, Series B, AMBAC-Insured, BPA-Wachovia Bank, 3.510%, 6/1/06 (a)	8,900,000

Washington — 1.0%
1,900,000	F-1+(d)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 3.520%, 6/1/06 (a)	1,900,000
3,635,000	VMIG1(c)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.500%, 6/1/06 (a)(b)	3,635,000
15,000,000	A-1+	Washington State Health Care Facilities Authority, Highline Medical Center, LOC-Bank of America, 3.470%, 6/1/06 (a)	15,000,000
		Washington State Housing Finance Commission:
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo Bank, 3.480%, 6/1/06 (a)	1,900,000
2,200,000	F-1+(d)	United Way of King County Project, LOC-Bank of America, 3.520%, 6/1/06 (a)	2,200,000

		Total Washington	24,635,000

Wisconsin — 0.8%
6,300,000	A-1+	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase, 3.300%, 6/7/06 (a)	6,300,000
2,000,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-Insured, LIQ-U.S. Bank, 3.230%, 6/7/06 (a)	2,000,000
7,665,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.640% due 6/7/06	7,665,000
3,800,000	A-1+	Wisconsin State HEFA, Northland College, LOC-Wells Fargo Bank, 3.480%, 6/1/06 (a)	3,800,000

		Total Wisconsin	19,765,000

		TOTAL INVESTMENTS — 99.8% (Cost — $2,552,864,543#)	2,552,864,543
		Other Assets in Excess of Liabilities — 0.2%	4,615,085

		TOTAL NET ASSETS — 100.0%	$2,557,479,628

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

See Notes to Financial Statements.

32         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Schedules of Investments (May 31, 2006) (continued)

(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 34 and 35 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
BPA	— Bond Purchase Agreement
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry *

Hospitals	18.0%
Education	17.0
General Obligation	14.1
Transportation	9.8
Industrial Development	9.5
Finance	6.5
Water & Sewer	5.2
Utilities	4.3
Public Facilities	3.9
Pollution Control	2.0
Life Care Systems	1.9
Housing: Multi-Family	1.3
Pre-Refunded	0.3
Escrowed to Maturity	0.3
Miscellaneous	5.9

100.0%

*	As a percent of total investments. Please note that Fund holdings are as of May 31, 2006 and are subject to change.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         33

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

34         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         35

Statements of Assets and Liabilities (May 31, 2006)

	Cash Portfolio	Government Portfolio	Municipal Portfolio
ASSETS:
Investments, at amortized cost	$4,482,760,096	$541,486,507	$2,552,864,543
Repurchase agreements, at amortized cost	104,438,000	177,123,000	—
Cash	402	802	672,867
Interest receivable	30,195,137	1,297,730	14,121,473
Prepaid expenses	369,515	209,251	177,359

Total Assets	4,617,763,150	720,117,290	2,567,836,242

LIABILITIES:
Distributions payable	1,163,053	217,976	541,385
Investment management fee payable	854,145	106,719	455,838
Directors’ fees payable	82	58	506
Payable for securities purchased	—	—	9,300,000
Accrued expenses	79,906	39,625	58,885

Total Liabilities	2,097,186	364,378	10,356,614

Total Net Assets	$4,615,665,964	$719,752,912	$2,557,479,628

NET ASSETS:
Par value (Note 3)	$46,156	$7,197	$25,573
Paid-in capital in excess of par value	4,615,548,450	719,742,275	2,557,460,497
Undistributed net investment income	78,579	16,614	—
Accumulated net realized loss on investments	(7,221)	(13,174)	(6,442)

Total Net Assets	$4,615,665,964	$719,752,912	$2,557,479,628

Shares Outstanding	4,615,594,606	719,749,472	2,557,290,338

Net Asset Value	$1.00	$1.00	$1.00

See Notes to Financial Statements.

36         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Statements of Operations (For the year ended May 31, 2006)

	Cash Portfolio	Government Portfolio	Municipal Portfolio
INVESTMENT INCOME:
Interest	$164,476,632	$26,550,751	$67,679,747

EXPENSES:
Investment management fee (Note 2)	9,186,049	1,709,651	5,674,415
Transfer agent fees (Note 2)	399,198	83,138	248,586
Registration fees	246,699	162,439	201,245
Custody fees	103,426	27,451	72,232
Insurance	90,595	20,851	55,520
Directors’ fees	66,759	15,948	42,018
Shareholder reports	46,893	7,662	35,449
Legal fees	37,503	29,102	38,572
Audit and tax	28,800	24,900	26,209
Miscellaneous expenses	3,757	43,465	9,797

Total Expenses	10,209,679	2,124,607	6,404,043
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(1,427,834)	(643,074)	(1,206,385)

Net Expenses	8,781,845	1,481,533	5,197,658

Net Investment Income	155,694,787	25,069,218	62,482,089

REALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
Net Realized Gain (Loss) on Investment Transactions	857	(6,127)	(6,442)

Increase in Net Assets From Operations	$155,695,644	$25,063,091	$62,475,647

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         37

Statements of Changes in Net Assets (For the years ended May 31,)

Cash Portfolio	2006	2005
OPERATIONS:
Net investment income	$155,694,787	$61,689,063
Net realized gain	857	3,497

Increase in Net Assets From Operations	155,695,644	61,692,560

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(155,686,709)	(61,685,566)
Net realized gains	(8,078)	(3,497)

Decrease in Net Assets From Distributions to Shareholders	(155,694,787)	(61,689,063)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	13,887,572,529	9,044,335,175
Reinvestment of distributions	142,587,029	58,804,398
Cost of shares repurchased	(12,616,682,743)	(9,395,707,957)

Increase (Decrease) in Net Assets From Fund Share Transactions	1,413,476,815	(292,568,384)

Increase (Decrease) in Net Assets	1,413,477,672	(292,564,887)
NET ASSETS:
Beginning of year	3,202,188,292	3,494,753,179

End of year*	$4,615,665,964	$3,202,188,292

* Includes undistributed net investment income of:	$78,579	$70,501

See Notes to Financial Statements.

38         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Statements of Changes in Net Assets (For the years ended May 31,) (continued)

Government Portfolio	2006	2005
OPERATIONS:
Net investment income	$25,069,218	$12,513,602
Net realized loss	(6,127)	(7,047)

Increase in Net Assets From Operations	25,063,091	12,506,555

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(25,069,218)	(12,513,602)

Decrease in Net Assets From Distributions to Shareholders	(25,069,218)	(12,513,602)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	2,806,269,250	2,534,078,079
Reinvestment of distributions	23,543,164	12,294,927
Cost of shares repurchased	(3,067,569,859)	(2,772,680,320)

Decrease in Net Assets From Fund Share Transactions	(237,757,445)	(226,307,314)

Decrease in Net Assets	(237,763,572)	(226,314,361)
NET ASSETS:
Beginning of year	957,516,484	1,183,830,845

End of year*	$719,752,912	$957,516,484

* Includes undistributed net investment income of:	$16,614	$16,614

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         39

Statements of Changes in Net Assets (For the years ended May 31,) (continued)

Municipal Portfolio	2006	2005
OPERATIONS:
Net investment income	$62,482,089	$29,177,903
Net realized gain (loss)	(6,442)	76,890

Increase in Net Assets From Operations	62,475,647	29,254,793

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(62,482,089)	(29,177,903)
Net realized gains	(60,738)	(9,031)

Decrease in Net Assets From Distributions to Shareholders	(62,542,827)	(29,186,934)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	8,501,215,686	6,505,151,532
Reinvestment of distributions	57,466,786	27,962,087
Cost of shares repurchased	(8,085,952,241)	(6,332,196,970)

Increase in Net Assets From Fund Share Transactions	472,730,231	200,916,649

Increase in Net Assets	472,663,051	200,984,508
NET ASSETS:
Beginning of year	2,084,816,577	1,883,832,069

End of year	$2,557,479,628	$2,084,816,577

See Notes to Financial Statements.

40         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended May 31:

	Class A Shares

Cash Portfolio	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income and net realized gains	0.039	0.019	0.009	0.014	0.026

Total Income From Operations	0.039	0.019	0.009	0.014	0.026

Less Distributions From:
Net investment income and net realized gains	(0.039)	(0.019)	(0.009)	(0.014)	(0.026)

Total Distributions	(0.039)	(0.019)	(0.009)	(0.014)	(0.026)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	3.96%	1.90%	0.91%	1.42%	2.59%

Net Assets, End of Year (millions)	$4,616	$3,202	$3,495	$3,969	$3,593

Ratios to Average Net Assets:
Gross expenses	0.26%	0.30%	0.30%	0.29%	0.31%
Net expenses(2)(3)	0.22	0.22	0.23	0.23	0.23
Net investment income	3.96	1.87	0.91	1.40	2.53

(1)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(2)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 0.23%.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         41

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31:

	Class A Shares

Government Portfolio	2006	2005	2004(1)	2003	2002
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income and net realized gains	0.038	0.018	0.009	0.013	0.024

Total Income From Operations	0.038	0.018	0.009	0.013	0.024

Less Distributions From:
Net investment income and net realized gains	(0.038)	(0.018)	(0.009)	(0.013)	(0.024)

Total Distributions	(0.038)	(0.018)	(0.009)	(0.013)	(0.024)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(2)	3.85%	1.83%	0.86%	1.31%	2.42%

Net Assets, End of Year (millions)	$720	$958	$1,184	$627	$564

Ratios to Average Net Assets:
Gross expenses	0.32%	0.32%	0.32%	0.35%	0.32%
Net expenses(3)(4)	0.22	0.23	0.23	0.23	0.23
Net investment income	3.77	1.66	0.86	1.30	2.18

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 0.23%.

See Notes to Financial Statements.

42         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31:

	Class A Shares

Municipal Portfolio	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income and net realized gains	0.027	0.015	0.008	0.012	0.019

Total Income From Operations	0.027	0.015	0.008	0.012	0.019

Less Distributions From:
Net investment income and net realized gains	(0.027)	(0.015)	(0.008)	(0.012)	(0.019)

Total Distributions	(0.027)	(0.015)	(0.008)	(0.012)	(0.019)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	2.69%	1.50%	0.81%	1.18%	1.86%

Net Assets, End of Year (millions)	$2,557	$2,085	$1,884	$1,932	$1,434

Ratios to Average Net Assets:
Gross expenses	0.27%	0.31%	0.30%	0.32%	0.32%
Net expenses(2)(3)	0.22	0.23	0.23	0.23	0.23
Net investment income	2.68	1.51	0.81	1.16	1.76

(1)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(2)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 0.23%.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         43

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Cash Portfolio, Government Portfolio and Municipal Portfolio (the “Funds”) are separate diversified series of the Smith Barney Institutional Cash Management Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

44         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Notes to Financial Statements (continued)

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, there were no reclassifications.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Funds’ investment manager, Smith Barney Fund Management LLC (“SBFM” or the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Funds’ then existing investment management contracts to terminate. The Funds’ shareholders approved new investment management contracts between the Company, on behalf of the Funds, and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Prior to October 1, 2005, the Funds paid the Manager a fee calculated at an annual rate of 0.27% of each Fund’s average daily net assets. This fee was calculated daily and paid monthly.

Effective October 1, 2005 and continuing under the new investment management agreements, effective December 1, 2005 each Fund pays the Manager an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225%
Next $3 billion	0.200%
Next $5 billion	0.175%
Over $10 billion	0.150%

During the year ended May 31, 2006, the Funds had voluntary expense limitations in place of 0.23% for each Fund. For the year ended May 31, 2006, the Manager waived a portion of its investment management fees and/or reimbursed expenses amounting to $1,427,834, $643,074 and $1,206,385 for the Cash, Government and Municipal Portfolios, respectively. Such waivers and/or expense reimbursements are voluntary and may be reduced or terminated at any time.

The Funds’ Board approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Funds, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Funds’ transfer agent. Also, prior to January 1, 2006, PFPC acted as the Funds’ sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         45

Notes to Financial Statements (continued)

PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended May 31, 2006, the Cash, Government and Municipal Portfolios paid transfer agent fees of $475,000, $96,000 and $293,000, respectively, to CTB.

The Funds’ Board has appointed the Funds’ current distributor, Citigroup Global Markets Inc. (“CGM”), a subsidiary of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Funds. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares continue to make the Funds’ shares available to their clients. Additional Service Agents may offer Fund shares in the future.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3.	Capital Shares

At May 31, 2006, the Company had 75 billion shares of capital stock authorized with a par value of $0.00001 per share. The Company has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class, each at $1.00, were as follows:

	Year Ended May 31, 2006	Year Ended May 31, 2005
Cash Portfolio
Shares sold	13,887,572,529	9,044,335,175
Shares issued on reinvestment	142,587,029	58,804,398
Shares repurchased	(12,616,682,743)	(9,395,707,957)

Net Increase (Decrease)	1,413,476,815	(292,568,384)

Government Portfolio
Shares sold	2,806,269,250	2,534,078,079
Shares issued on reinvestment	23,543,164	12,294,927
Shares repurchased	(3,067,569,859)	(2,772,680,320)

Net Decrease	(237,757,445)	(226,307,314)

Municipal Portfolio
Shares sold	8,501,215,686	6,505,151,532
Shares issued on reinvestment	57,466,786	27,962,087
Shares repurchased	(8,085,952,241)	(6,332,196,970)

Net Increase	472,730,231	200,916,649

46         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Notes to Financial Statements (continued)

4.	Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Funds have made the following distributions:

Declaration Date	Record Date	Payable Date	Cash Portfolio	Government Portfolio	Municipal Portfolio
Daily	Daily	6/30/2006	$0.004222	$0.004205	$0.002998

The tax character of distributions paid during the fiscal year ended May 31, 2006 was as follows:

	Cash Portfolio	Government Portfolio	Municipal Portfolio
Distributions Paid From:
Ordinary Income	$155,694,787	$25,069,218	$1,820
Tax-Exempt Income	—	—	62,480,269
Net Long-Term Capital Gains	—	—	60,738

Total Distributions Paid	$155,694,787	$25,069,218	$62,542,827

The tax character of distributions paid during the fiscal year ended May 31, 2005 was as follows:

	Cash Portfolio	Government Portfolio	Municipal Portfolio
Distributions Paid From:
Ordinary Income	$61,689,063	$12,513,602	$9,031
Tax-Exempt Income	—	—	29,177,903

Total Distributions Paid	$61,689,063	$12,513,602	$29,186,934

As of May 31, 2006, there were no significant differences between the book and tax components of net assets.

5.	Capital Loss Carryforward

During the taxable year ended May 31, 2006, Government Portfolio utilized $2,416, of its capital loss carryforwards available from prior years. As of May 31, 2006, Government Portfolio and Municipal Portfolio had the following net capital loss carryforwards remaining:

Year of Expiration	Government Portfolio	Municipal Portfolio
5/30/2013	$(4,631)	—
5/30/2014	—	$(6,442)

	$(4,631)	$(6,442)

These amounts will be available to offset any future taxable capital gains.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         47

Notes to Financial Statements (continued)

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive

48         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Notes to Financial Statements (continued)

bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorney’s fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorney’s fees and litigation expenses.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         49

Notes to Financial Statements (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Funds’ investment managers believe the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Funds’ investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds or SBFM’s ability to perform investment management services relating to the Funds.

9.	Subsequent Events

The Funds’ Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Funds’ investment manager effective August 1, 2006. The Funds’ Board has also approved the appointment of Western Asset Management Company (“Western Asset”) as the Funds’ subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA will provide administrative and certain oversight services to the Funds. LMPFA will delegate to the subadviser the day-to-day portfolio management of the Funds. The Funds’ investment management fee will remain unchanged.

50         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Notes to Financial Statements (continued)

The Funds’ Board has also approved certain share class modifications which, among other things, will standardize share class features for all funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.

The Funds’ Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Funds’ shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Funds as a Maryland business trust, with all funds operating under uniform charter documents. Funds’ shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         51

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Smith Barney Institutional Cash Management Fund Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash Portfolio, Government Portfolio and Municipal Portfolio, each a series of Smith Barney Institutional Cash Management Fund Inc., as of May 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Portfolio, Government Portfolio and Municipal Portfolio as of May 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 24, 2006

52         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Additional Information (unaudited)

Information about Directors and Officers

The business and affairs of the Cash, Government and Municipal Portfolios (the “Funds”) are managed under the direction of the Smith Barney Institutional Cash Management Fund Inc. (the “Company”) Board of Directors. Information pertaining to the Directors and certain officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director
Non-Interested Directors:
Paul R. Ades Paul R. Ades, PLLC 181 West Main Street Suite C Babylon, NY 11702 Birth Year: 1940	Director	Since 1995	Law Firm of Paul R. Ades, PLLC (April 2000 to present)	15	None

Dwight B. Crane Harvard Business School Soldiers Field Baker Library #337 Boston, MA 02163 Birth Year: 1937	Director	Since 1995	Professor, Harvard Business School	46	None

Frank G. Hubbard c/o Legg Mason Partners Funds 125 Broad Street New York, New York 10004 Birth Year: 1937	Director	Since 1995	President of Avatar International, Inc. (business development) (since 1998)	15	None

Jerome H. Miller c/o Legg Mason Partners Funds 125 Broad Street New York, NY 10004 Birth Year: 1938	Director	Since 1995	Retired	15	None

Ken Miller Young Stuff Apparel Group, Inc. 930 Fifth Avenue Suite 610 New York, NY 10021 Birth Year: 1942	Director	Since 1995	President of Young Stuff Apparel Group, Inc. (since 1963)	15	None

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         53

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director
Interested Director:
R. Jay Gerken, CFA** Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Legg Mason; Formerly, Chairman of SBFM and CFM (2002 to 2006); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (from 2002 to 2005)	169	Trustee, Consulting Group Capital Markets Funds
Officers:
Kaprel Ozsolak Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 2002 to 2004)	N/A	N/A

Julie P. Callahan, CFA Western Asset Management (“WAM”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1972	Vice President and Investment Officer	Since 2002	Director of WAM	N/A	N/A

Joseph P. Deane WAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1947	Vice President and Investment Officer	Since 1999	Managing Director of WAM; Investment Officer of the Manager or its affiliates	N/A	N/A

54         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director
Martin R. Hanley Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1965	Vice President and Investment Officer	Since 1996	Managing Director of WAM; Investment Officer of the Manager or its affiliates	N/A	N/A

Ted P. Becker Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006	Managing Director of Compliance at Legg Mason (2005-Present); Chief Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); Managing Director of Compliance at Legg Mason or its predecessors (2002-2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup, Inc.	N/A	N/A

John Chiota Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason or its predecessors (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); prior to August 2004, Chief AML Compliance Officer with TD Waterhouse	N/A	N/A

Steven Frank Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1967	Controller	Since 2005	Vice President of Legg Mason (since 2002); Controller of certain funds associated with Legg Mason (since 2005); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2001
			to 2005)	N/A	N/A

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         55

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director
Robert I. Frenkel Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)	N/A	N/A
*	Each Director and Executive Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

56         Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended May 31, 2006:

Government Portfolio
Record Date:	Daily
Payable Date:	Monthly

Interest from Federal Obligations	37.13%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

All of the net investment income distributions paid monthly by the Municipal Portfolio during the taxable year ended May 31, 2006 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the Municipal Portfolio paid a long-term capital gain distribution of $0.000025496 to shareholders of record on December 27, 2005.

Please retain this information for your records.

Smith Barney Institutional Cash Management Fund Inc. 2006 Annual Report         57

Smith Barney Institutional Cash Management Fund Inc.

DIRECTORS

Paul R. Ades

Dwight B. Crane

R. Jay Gerken, CFA
    Chairman

Frank G. Hubbard

Jerome H. Miller

Ken Miller

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

Martin R. Hanley

Vice President and

Investment Officer

Ted P. Becker

Chief Compliance Officer

OFFICERS (continued)

John Chiota

Chief Anti-Money Laundering

Compliance Officer

Steven Frank

Controller

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund Inc., and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD02405 7/06	SR06-91

Smith Barney Institutional Cash

Management Fund Inc.

Cash Portfolio

Government Portfolio

Municipal Portfolio

The Funds are separate series of Smith Barney Institutional Cash Management Fund Inc., a Maryland corporation.

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jerome H. Miller, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Miller as the Audit Committee’s financial expert. Mr. Miller is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2005 and May 31, 2006 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $63,800 in 2005 and $68,300 in 2006.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Smith Barney Institutional Cash Management Fund, Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,000 in 2005 and $0 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Smith Barney Institutional Cash Management Fund, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Smith Barney Institutional Cash Management Fund, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or

one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Institutional Cash Management Fund, Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2005 and 2006; Tax Fees were 100% and 0% for 2005 and 2006; and Other Fees were 100% and 0% for 2005 and 2006.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Smith Barney Institutional Cash Management Fund, Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Institutional Cash Management Fund, Inc. during the reporting period were $0 in 2006 for fees related to the transfer agent matter as fully described in the notes the financial statements titled “additional information” and $75,000 for 2005.

(h) Yes. Smith Barney Institutional Cash Management Fund, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Smith Barney Institutional Cash Management Fund, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT           Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Institutional Cash Management Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund Inc.

Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund Inc.

Date: August 10, 2006

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Smith Barney Institutional Cash Management Fund Inc.

Date: August 10, 2006